Related Party Balance and Transactions - Schedule of Related Party Transactions (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Related Party Transaction [Line Items]
Office lease paid to Trend Up Investment (HK) Limited	$ 1,320,000	$ 168,324	$ 0
Related party
Related Party Transaction [Line Items]
Lease term	2 years	2 years